CONVERTIBLE DEBENTURES PAYABLE (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 01, 2020
Current - related parties	$ 2,075,692	$ 530,226
Related Party Convertible Debentures, Noncurrent		2,458,194
Net Carrying Value Long Term - related party		1,619,398	$ 1,239,677
Unpaid Principal Balance - related parties	2,350,000	5,065,582	3,150,411
Net Carrying Value Long Term - nonrelated party	142,714	404,320
Current - nonrelated parties	602,581		415,704
Net Carrying Value Long Term - nonrelated parties	142,714	404,319	1,239,677
Unpaid Principal Balance - nonrelated parties	2,679,993	600,000	613,143
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture	$ 3,000,000	3,000,000	3,000,000
Current - related parties		530,226
Related Party Convertible Debentures, Noncurrent		876,256
Net Carrying Value Long Term - related party		876,256	1,239,677
Unpaid Principal Balance - related parties		$ 2,715,582	$ 3,150,411
Percentage of cash interest		10.00%	10.00%
Interest rate	10.00%	10.00%
Maturity date		Dec. 01, 2023
Warrants issued		$ 3,550,709	$ 3,550,709
$750,000 convertible debenture, December 1, 2020
Convertible debenture	$ 750,000	750,000
Current - related parties	673,753
Related Party Convertible Debentures, Noncurrent		536,508
Net Carrying Value Long Term - related party		536,508
Unpaid Principal Balance - related parties	$ 750,000	$ 750,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 68,182
$800,000 convertible debenture, April 1, 2021
Convertible debenture	$ 800,000	800,000
Current - related parties	705,041
Related Party Convertible Debentures, Noncurrent		534,114
Net Carrying Value Long Term - related party		534,114
Unpaid Principal Balance - related parties	$ 800,000	$ 800,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 72,727
$400,000 convertible debenture, May 1, 2021
Convertible debenture	$ 400,000	400,000
Current - related parties	349,730
Related Party Convertible Debentures, Noncurrent		259,246
Net Carrying Value Long Term - related party		259,246
Unpaid Principal Balance - related parties	$ 400,000	$ 400,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 36,364
$400,000 convertible debenture, June 2, 2021
Convertible debenture	$ 400,000	400,000
Current - related parties	347,168
Related Party Convertible Debentures, Noncurrent		252,070
Net Carrying Value Long Term - related party		252,070
Unpaid Principal Balance - related parties	$ 400,000	$ 400,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 36,364
$287,000 convertible debenture amended October 22, 2020
Convertible debenture			287,000
Current - related parties			89,561
Net Carrying Value Long Term - related party			177,799
Unpaid Principal Balance - related parties			$ 287,000
Percentage of cash interest			10.00%
$287,000 convertible debenture converted July 1 2021
Convertible debenture		$ 287,000
Percentage of cash interest		10.00%
$400,000 convertible debenture converted January 8, 2021
Convertible debenture		$ 400,000	$ 400,000
Percentage of cash interest		11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture	$ 350,000	$ 350,000
Net Carrying Value Long Term - related party		243,579
Unpaid Principal Balance - related parties		350,000
Net Carrying Value Long Term - nonrelated party		243,578
Current - nonrelated parties	311,993
Unpaid Principal Balance - nonrelated parties	$ 350,000	$ 350,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 87,500
$250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000	250,000
Net Carrying Value Long Term - related party		160,741
Unpaid Principal Balance - related parties		250,000
Net Carrying Value Long Term - nonrelated party		160,741
Current - nonrelated parties	218,122
Unpaid Principal Balance - nonrelated parties	$ 250,000	$ 250,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Maturity date	Dec. 01, 2022	Dec. 01, 2022
Warrants issued		$ 22,727
$400,000 convertible debenture amended August 20, 2019
Current - related parties			326,143
Unpaid Principal Balance - related parties			$ 326,143
Percentage of cash interest			11.00%
Convertible debentures due on due December 1, 2022
Percentage of cash interest					4.00%
Secured convertible debenture
Interest rate			11.00%	11.00%
Debentures subject to mandatory redemption | $750,000 convertible debenture, December 1, 2020
Convertible debenture	$ 750,000	750,000
Debentures subject to mandatory redemption | $800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000	800,000
Debentures subject to mandatory redemption | $400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000	400,000
Debentures subject to mandatory redemption | $287,000 convertible debenture amended October 22, 2020
Convertible debenture	287,000	287,000
Debentures subject to mandatory redemption | $350,000 convertible debenture, January 12, 2021
Convertible debenture	350,000	350,000
Debentures subject to mandatory redemption | $250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000	$ 250,000